Financial instruments - Derivatives, cash flow and credit risk (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivatives designated as hedging instruments | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash flow from derivative financial instruments	€ 87,000	€ (2,370,000)
Derivatives designated as hedging instruments | 1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Cash flow from derivative financial instruments	58,000	(530,000)
Derivatives not designated as hedging instruments | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash flow from derivative financial instruments	€ (689,000)	€ 1,762,000